Income Taxes - Schedule of Reconciliation of the Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 279	$ 286	$ 335
Increases for tax positions of prior years	3	3	5
Decreases for tax positions of prior years	(29)	(3)	(58)
Increases for tax positions related to the current period	1	5	6
Decreases for cash settlements with taxing authorities	(13)	(6)
Decreases due to the lapse of the applicable statute of limitations	(5)	(6)	(2)
Ending Balance	$ 236	$ 279	$ 286